UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 51,009	$ (75,156)
Fair value adjustments to hedging financial instruments	5,497	(20,071)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0	6,369
Fair value adjustments to investment securities classified as available-for-sale	(321)	1,177
Other comprehensive income/(loss)	51	(107)
Other comprehensive income/(loss), net of tax	5,227	(12,632)
Comprehensive income/(loss)	$ 56,236	$ (87,788)